Financial Risk (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Securities at amortized cost
Credit risk
Financial assets at beginning of period	$ 85,326
Financial assets at end of period	74,547	$ 85,326
Securities at FVOCI
Credit risk
Financial assets at beginning of period	21,798
Financial assets at end of period	5,094	21,798
Loans
Credit risk
Financial assets at beginning of period	5,778,424
Financial assets at end of period	5,892,997	5,778,424
Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	511,583
Financial assets at end of period	609,054	511,583
Loss allowance
Credit risk
Net effect of changes in allowance for expected credit losses	11,849	56,382	$ 36,267
Financial instruments that have been derecognized during the year	(39,259)	(34,220)	(45,511)
New financial assets originated or purchased	27,840	35,353	18,683
Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	140	196
Net effect of changes in allowance for expected credit losses	(18)	(48)	(45)
Financial instruments that have been derecognized during the year	(46)	(64)	(440)
New financial assets originated or purchased	37	56	79
Financial assets at end of period	113	140	196
Loss allowance | Securities at FVOCI
Credit risk
Financial assets at beginning of period	173	222
Net effect of changes in allowance for expected credit losses		(63)	(71)
Financial instruments that have been derecognized during the year	(173)		(12)
New financial assets originated or purchased		14
Financial assets at end of period		173	222
Loss allowance | Loans
Credit risk
Financial assets at beginning of period	100,785	81,294
Net effect of changes in allowance for expected credit losses	11,714	56,311	35,584
Financial instruments that have been derecognized during the year	(36,534)	(27,490)	(44,088)
New financial assets originated or purchased	25,695	32,355	17,363
Write-offs	(2,405)	(41,686)
Recoveries	52	1
Financial assets at end of period	99,307	100,785	81,294
Loss allowance | Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	3,289	6,845
Net effect of changes in allowance for expected credit losses	153	182	799
Financial instruments that have been derecognized during the year	(2,506)	(6,666)	(971)
New financial assets originated or purchased	2,108	2,928	1,241
Financial assets at end of period	3,044	3,289	6,845
Stage 3 | Loss allowance | Loans
Credit risk
Financial assets at beginning of period	49,439	27,996
Transfer to credit-impaired financial instruments		7,975
Net effect of changes in allowance for expected credit losses	7,987	55,153
Financial instruments that have been derecognized during the year	(500)
Write-offs	(2,405)	(41,686)
Recoveries	52	1
Financial assets at end of period	54,573	49,439	27,996
Stage 1 | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	113	144
Net effect of changes in allowance for expected credit losses	(1)	(23)
Financial instruments that have been derecognized during the year	(46)	(64)
New financial assets originated or purchased	37	56
Financial assets at end of period	103	113	144
Stage 1 | Loss allowance | Securities at FVOCI
Credit risk
Financial assets at beginning of period	33	24
Net effect of changes in allowance for expected credit losses		(5)
Financial instruments that have been derecognized during the year	(33)
New financial assets originated or purchased		14
Financial assets at end of period		33	24
Stage 1 | Loss allowance | Loans
Credit risk
Financial assets at beginning of period	34,957	19,821
Transfer to lifetime expected credit losses	(2,488)	(514)
Transfer to credit-impaired financial instruments		(111)
Transfer to 12-month expected credit losses		4,471
Net effect of changes in allowance for expected credit losses	(2,154)	(4,665)
Financial instruments that have been derecognized during the year	(27,118)	(16,400)
New financial assets originated or purchased	25,695	32,355
Financial assets at end of period	28,892	34,957	19,821
Stage 1 | Loss allowance | Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	3,089	1,358
Transfer to lifetime expected credit losses		(31)
Net effect of changes in allowance for expected credit losses	(17)	13
Financial instruments that have been derecognized during the year	(2,497)	(1,179)
New financial assets originated or purchased	2,108	2,928
Financial assets at end of period	2,683	3,089	1,358
Stage 2 | Stage 2 | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	27	52
Net effect of changes in allowance for expected credit losses	(17)	(25)
Financial assets at end of period	10	27	52
Stage 2 | Stage 2 | Loss allowance | Securities at FVOCI
Credit risk
Financial assets at beginning of period	140	198
Net effect of changes in allowance for expected credit losses		(58)
Financial instruments that have been derecognized during the year	(140)
Financial assets at end of period		140	198
Stage 2 | Stage 2 | Loss allowance | Loans
Credit risk
Financial assets at beginning of period	16,389	33,477
Transfer to lifetime expected credit losses	2,488	514
Transfer to credit-impaired financial instruments		(7,864)
Transfer to 12-month expected credit losses		(4,471)
Net effect of changes in allowance for expected credit losses	5,881	5,823
Financial instruments that have been derecognized during the year	(8,916)	(11,090)
Financial assets at end of period	15,842	16,389	33,477
Stage 2 | Stage 2 | Loss allowance | Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	200	5,487
Transfer to lifetime expected credit losses		31
Net effect of changes in allowance for expected credit losses	170	169
Financial instruments that have been derecognized during the year	(9)	(5,487)
Financial assets at end of period	$ 361	$ 200	$ 5,487